Content and software development costs	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Content and software development costs

8. Content and software development costs:

Since the year ended December 31, 2014, the Company has been developing software technology and content for our business. This software technology and content includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, and the KIDOZ publisher SDK. The development of Trophy Bingo, a social bingo game, the license, the development of the Rooplay platform and the development of the Rooplay Originals games. All new development on these products ceased in 2019 when the Company focus switched to the Kidoz Ad Tech business.

During the years ended December 31, 2022 and 2021, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2022, 2021 and 2020

8.	Content and software development costs: (Continued)

	2022	2021
Opening total software technology and content development costs	$10,559,601	$8,880,753

Software technology and content development during the year	2,496,877	1,678,848
Closing total software technology and content development costs	$13,056,478	$10,559,601